Exhibit 99.9

Rebuttal Findings 07.17.2026

Seller:

Deal ID:

Total Loan Count: 584

Loans by Grade in Population
Loan Grade	Count	Percentage
1	539	92.29%
2	9	1.54%
3	36	6.16%

Trade Summary
Loan Status	Count	Percentage
Review Complete	580	99.32%
In Rebuttal	4	0.68%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	38	3	2	36	2	1	0	0	36	0	2
2	10	1	1	9	0	0	0	0	0	9	1
1	536	0	0	0	0	0	0	0	0	0	536

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2	1
Compliance	11	2	0	9	1	0	8	2
NC rate spread home loan test -	8	0	0	8	0	0	8	0
Property ownership Missing	1	1	0	0	0	0	0	1
Signed Heloc Agreement Missing	1	0	0	1	0	0	0	1
Property Adress Discrepency	1	1	0	0	1	0	0	0
Credit	1	1	0	0	0	0	0	1
Paystub Missing	1	1	0	0	0	0	0	1
Valuation	36	35	0	1	35	0	1	0
Appraisal - Value is not supported within a 10% variance	35	34	0	1	34	0	1	0
The secondary valuation document is missing in the package	1	1	0	1	1	0	0	0